Brokerage And Custodial Fees (Schedule Of Brokerage Fee Rebates) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Brokerage And Custodial Fees [Abstract]
Brokerage fee rebates	$ 138,657	$ 142,050	$ 403,515	$ 414,145